Statement to Securityholder

Ally Auto Receivables Trust 2013-2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2013-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	10/30/2013

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2013-2

5. Collateral Summary	Collection Period, Begin:	5/1/2014

	Collection Period, End:	5/31/2014

6. Charge-Off and Delinquency Rates	Determination Date:	6/10/2014

7. Credit Instruments	Distribution Date:	6/16/2014

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class A1 Notes, the Class B Notes, the Class C Notes, and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A1 Notes, the Class B Notes, the Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2013-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02006MAA9	236,000,000.00	13,425,757.62	0.25000000	13,425,757.62	2,983.50	13,428,741.12	0.00	0.00	0.00
A-2a	02006MAB7	193,000,000.00	193,000,000.00	0.54000000	11,058,735.59	86,850.00	11,145,585.59	0.00	0.00	181,941,264.41
A-2b	02006MAH4	125,000,000.00	125,000,000.00	0.38110000	7,162,393.51	42,344.44	7,204,737.95	0.00	0.00	117,837,606.49
A-3	02006MAC5	318,000,000.00	318,000,000.00	0.79000000	0.00	209,350.00	209,350.00	0.00	0.00	318,000,000.00
A-4	02006MAD3	123,480,000.00	123,480,000.00	1.24000000	0.00	127,596.00	127,596.00	0.00	0.00	123,480,000.00
B	02006MAE1	31,840,000.00	31,840,000.00	1.71000000	0.00	45,372.00	45,372.00	0.00	0.00	31,840,000.00
C	02006MAF8	21,230,000.00	21,230,000.00	2.01000000	0.00	35,560.25	35,560.25	0.00	0.00	21,230,000.00
D	02006MAG6	10,610,000.00	10,610,000.00	2.60000000	0.00	22,988.33	22,988.33	0.00	0.00	10,610,000.00
Deal Totals		1,059,160,000.00	836,585,757.62		31,646,886.72	573,044.52	32,219,931.24	0.00	0.00	804,938,870.90

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	56.88880347	56.88880347	0.01264195	56.90144542	0.00000000	0.00000000
A-2a	1,000.00000000	57.29914811	0.45000000	57.74914811	0.00000000	942.70085189
A-2b	1,000.00000000	57.29914811	0.33875552	57.63790363	0.00000000	942.70085189
A-3	1,000.00000000	0.00000000	0.65833333	0.65833333	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.03333333	1.03333333	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.42500000	1.42500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.67500000	1.67500000	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.16666635	2.16666635	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2013-2

Beginning Aggregate Note Pool Factor:	789.85777184
Ending Aggregate Note Pool Factor:	759.97854045

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2013-2

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	13,425,757.62	5/15/2014	6/15/2014	Actual/360	N/A	N/A	0.25000000	0.25000000	2,983.50
A-2a	193,000,000.00	5/15/2014	6/15/2014	30/360	N/A	N/A	0.54000000	0.54000000	86,850.00
A-2b	125,000,000.00	5/15/2014	6/15/2014	Actual/360	0.15110000	0.23000000	N/A	0.38110000	42,344.44
A-3	318,000,000.00	5/15/2014	6/15/2014	30/360	N/A	N/A	0.79000000	0.79000000	209,350.00
A-4	123,480,000.00	5/15/2014	6/15/2014	30/360	N/A	N/A	1.24000000	1.24000000	127,596.00
B	31,840,000.00	5/15/2014	6/15/2014	30/360	N/A	N/A	1.71000000	1.71000000	45,372.00
C	21,230,000.00	5/15/2014	6/15/2014	30/360	N/A	N/A	2.01000000	2.01000000	35,560.25
D	10,610,000.00	5/15/2014	6/15/2014	30/360	N/A	N/A	2.60000000	2.60000000	22,988.33

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	2,983.50	0.00	2,983.50	0.00
A-2a	0.00	86,850.00	0.00	86,850.00	0.00
A-2b	0.00	42,344.44	0.00	42,344.44	0.00
A-3	0.00	209,350.00	0.00	209,350.00	0.00
A-4	0.00	127,596.00	0.00	127,596.00	0.00
B	0.00	45,372.00	0.00	45,372.00	0.00
C	0.00	35,560.25	0.00	35,560.25	0.00
D	0.00	22,988.33	0.00	22,988.33	0.00
Deal Totals	0.00	573,044.52	0.00	573,044.52	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2013-2
4. Collections and Distributions

Collections
Receipts During the Period	35,258,432.28
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	395,431.80
Other Fees or Expenses Paid	0.00
Total Collections	35,653,864.08

Beginning Reserve Account Balance	2,653,198.45
Total Available Amount	38,307,062.53

Distributions
Total Available Amount	38,307,062.53
Basic Servicing Fee	728,520.69
Aggregate Class A Interest Distributable Amount	469,123.94
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	45,372.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	35,560.25
Third Priority Principal Distributable Amount	15,730,489.82
Aggregate Class D Interest Distributable Amount	22,988.33
Fourth Priority Principal Distributable Amount	10,610,000.00
Reserve Account Deposit	2,653,198.45
Noteholders' Regular Principal Distributable Amount	5,306,396.90
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	2,703,912.15

Supplemental Servicing Fees	38,736.37
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	7,500.00

Statement to Securityholder

Ally Auto Receivables Trust 2013-2
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	49,460	44,723	43,892
Deal Totals	Aggregate Receivables Principal Balance	1,061,279,380.05	841,892,154.52	810,245,267.80
	Aggregate Receivables Face Amount	1,107,007,846.82	874,224,824.33	840,855,245.72

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.61000000	3.59548209	3.59097312	65.54	65.48	65.47	55.58	49.27	48.40

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.19%	1.11%	0.99%	1.17%	1.06%	1.36%	1.38%	1.35%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2013-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	857,540,035.03	177,886.25	0.2489%	43,892	43	0.0980%
Preceding	891,388,586.52	287,426.83	0.3869%	44,723	47	0.1051%
Next Preceding	926,028,289.72	183,850.21	0.2382%	45,560	39	0.0856%
Three Month Average			0.2914%			0.09622%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,107,007,846.82	1,090,629.30	0.0985%	31 - 60 days	243	5,062,033.94
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	37	750,019.39
with the prospectus for Ally Auto Receivables Trust 2013-2 related to delinquencies,				> 90 days	6	138,450.73
charge offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	102	1,503,047.22
				Current Period	31	630,635.22
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	16	144,996.34
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	117	1,988,686.10
and charge offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2013-2

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	2,653,198.45	2,653,198.45	0.00	0.00	0.00	2,653,198.45	2,653,198.45

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,119,380.05
Current Overcollateralization	5,306,396.90
Overcollateralization Target	5,306,396.90

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2013-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2013-2 will perform in the future.